Annual Total Returns- Federated Hermes Emerging Markets Equity Fund (Class IS R6 Shares) [BarChart] - Class IS R6 Shares - Federated Hermes Emerging Markets Equity Fund - IS	2018	2019	2020
Total	(22.16%)	23.04%	49.73%